Label	Element	Value
Yields For You Income Strategy A ETF | SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	35.00%
Yields For You Income Strategy A ETF | Touchstone Ultra Short Income ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	30.00%
Yields For You Income Strategy A ETF | AAM Low Duration Preferred and Income Securities ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	21.50%
Yields For You Income Strategy A ETF | JPMorgan Nasdaq Equity Premium Income ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Yields For You Income Strategy A ETF | JPMorgan Equity Premium Income ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.10%
Yields For You Income Strategy A ETF | FolioBeyond Alternative Income and Interest Rate Hedge ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.00%